Leases (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	R$ 3,721,847	R$ 3,044,934
Additions	1,241,654	1,420,083
Payments	(866,492)	(742,456)
Interest paid	(201,608)	(197,031)
Interest accrued	385,852	323,445
Disposals	(368,832)	(100,062)
Exchange rate variation	80,508	(27,066)
Lease liabilities at ending	R$ 3,992,929	R$ 3,721,847
Weighted average interest rate	9.70%	7.50%
Weighted average maturity	6 years 2 months 12 days	7 years 7 months 6 days
Current	R$ 1,014,813	R$ 944,326	R$ 676,864
Non-current	2,978,116	2,777,521	R$ 2,368,070
Land [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	106,695	112,476
Additions	1,929	9,330
Payments	(5,145)	(6,844)
Interest paid	(9,395)	(9,404)
Interest accrued	9,395	9,404
Disposals	(4,477)	(1,792)
Exchange rate variation	20,803	(6,475)
Lease liabilities at ending	119,805	106,695
Buildings [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	3,174,862	2,634,074
Additions	849,236	1,031,073
Payments	(612,876)	(530,779)
Interest paid	(143,763)	(142,245)
Interest accrued	328,007	268,659
Disposals	(96,818)	(77,896)
Exchange rate variation	16,088	(8,024)
Lease liabilities at ending	3,514,736	3,174,862
Machinery [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	225,272	22,565
Additions	39,887	241,292
Payments	(38,794)	(34,756)
Interest paid	(22,928)	(28,660)
Interest accrued	22,928	28,660
Disposals	(93,796)	(3,533)
Exchange rate variation	2,581	(296)
Lease liabilities at ending	135,150	225,272
Vehicles [member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning	215,018	274,215
Additions	350,602	138,388
Payments	(209,677)	(168,473)
Interest paid	(25,522)	(16,677)
Interest accrued	25,522	16,677
Disposals	(173,741)	(16,841)
Exchange rate variation	41,036	(12,271)
Lease liabilities at ending	223,238	215,018
Software [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities at beginning		1,604
Payments		(1,604)
Interest paid		(45)
Interest accrued		45
Lease liabilities at ending